Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets, Net [Abstract]
Schedule of composition and movement	Composition and movement:
	Patents	Goodwill	Customer relations, order backlog	Technology (2)	Total
	USD in thousands
Cost:

Balance as of January 1, 2021	19	-	12	-	31
Initial consolidation of subsidiaries (3)	-	31,551	22,092	1,221	54,864
Adjustments arising from translating financial statements from functional currency to presentation currency	1	441	169	(14)	597

Balance as of December 31, 2021	20	31,992	22,273	1,207	55,492
Purchases in the year	13	-	9,453	500	9,966
Impairment recognized in the year	-	(14,618)	(8,300)	(438)	(23,356)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(3,672)	(2,603)	(143)	(6,419)

Balance as of December 31, 2022	32	13,702	20,823	1,126	35,683

Accumulated amortization:

Balance as of January 1, 2021	5	-	2	-	7
Amortization recognized in the year (1)	2	-	637	75	714
Adjustments arising from translating financial statements from functional currency to presentation currency	-	-	162	-	162

Balance as of December 31, 2021	7	-	801	75	883
Amortization recognized in the year (1)	2	-	4,723	623	5,348
Adjustments arising from translating financial statements from functional currency to presentation currency	*	-	(411)	(37)	(448)

Balance as of December 31, 2022	9	-	5,113	661	5,783

Net balance:

As of December 31, 2022	23	13,702	15,710	465	29,900

As of December 31, 2021	13	31,992	21,472	1,132	54,609
*	Less than 1 thousand US dollars.
(1)	Customer relations, order backlog and brand amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.
(2)	Technology and supplier relationships amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under General and administrative expenses.
(3)	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.

Schedule of purchase price allocation	The purchase price allocation was as follow (in thousands):
Technology	500
Customer relationships	9,453
Total consideration	9,953

Schedule of the goodwill and the intangible assets	The carrying amount as of December 31, 2022 of the goodwill and the intangible assets which were allocated to each cash-generating unit:
	Professional Services	ALD Software	Dstorm	Consulting and Distribution	Total
	USD in thousands
Patents	23	-	-	-	23
Goodwill	6,720	1,284	1,963	3,735	13,702
Technology	-	-	465	-	465
Customer relationship, Suppliers relationship and Backlog	5,404	87	-	10,219	15,710
Total	12,147	1,371	2,428	13,954	29,900